RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2022
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2022	December 31, 2021
Directors and officers of the Company	46	28
Related company	-	5
Total	46	33

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The following amount due from related party and advance represent as well as the investment in Premium Nickel a private company incorporated in Ontario, in which certain directors and officers of the Company also hold offices and minority investments.

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2022	December 31, 2021
Due from related party	1,623	199
Investment	186	321

Total	1,809	520

(a)	Related party transactions

2022

Sentient Executive GP IV Limited (“Sentient”) and Contemporary Amperex Technology Limited (“CATL”) have historically subscribed to private placements of the Company.

As of March 31, 2022, Sentient beneficially owns 36,980,982 common shares, constituting approximately 33.66% of the currently issued and outstanding common shares of the Company.

As of March 31, 2022, CATL beneficially owns 22,944,444 common shares, constituting approximately 20.89% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

(b)	Key management personnel are defined as members of the Board of Directors and senior officers.

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2022	March 31, 2021
Management fees – expensed	163	183
Share-based payments	-	621
Total	163	804

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2022

(Expressed in Canadian dollars)